Related Parties	12 Months Ended
Dec. 31, 2011
Related Parties

29. Related Parties

The Company lends to and accepts deposits from shareholders, directors, officers and their related business interests on substantially the same terms as loans and deposits to other individuals and businesses of comparable credit worthiness. Loans to related parties were approximately $4,793 and $4,868 at December 31, 2011 and 2010, respectively, and are included in loans held for investment. Deposits held for related parties were approximately $8,247 and $3,757 at December 31, 2011 and 2010, respectively.

The Company leases certain office property from a limited partnership owned in part by a former director and shareholder of the Company and the former director’s direct interests. The lease agreements relate to properties located in Jacksonville, Florida, and reflect substantially the same terms as leases entered into with other businesses of comparable standing. The lease terms generally expire in 2012, with additional options available to extend such leases. Payments related to the properties totaled $3,372, $3,303 and $3,522 for the years ended December 31, 2011, 2010 and 2009, respectively.